Changes in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Apr. 01, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance beginning	$ (157)	[1]	$ (65)	$ (65)		$ (74)		$ 55
Other comprehensive income/(loss)	14		34	(92)		9	[2]	(129)	[2]
Separation adjustments	22	[3]
Balance ending	(121)	[1]		(157)	[1]	(65)		(74)
Currency Translation Adjustment Net Unrealized Gain/(Losses)
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance beginning	(152)		(59)	(59)		(63)		58
Other comprehensive income/(loss)	16			(93)		4		(121)
Separation adjustments	22	[3]
Balance ending	(114)			(152)		(59)		(63)
Benefit Plans Actuarial Gains/(Losses)
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance beginning	(5)	[4]	(6)	(6)		(11)		(3)
Other comprehensive income/(loss)	(2)	[4]		1		5		(8)
Separation adjustments	0	[3],[4]
Balance ending	$ (7)	[4]		$ (5)	[4]	$ (6)		$ (11)

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[2]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[3]	See Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: Adjustments Associated with the Separation.
[4]	Actuarial losses for the three months ended March 31, 2013 include adjustments for net pension obligations reflected in the historical financial statements of Zoetis, but not transferred by Pfizer to Zoetis as of March 31, 2013. See Note 12. Benefit Plans.